Note 20 - Subsequent Events	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Explanation of events after interim period that have not been reflected	<em style="font: inherit;">20.</em> Subsequent events:   On <em style="font: inherit;"> January 7, 2026, </em>the Bank entered into a Purchase and Assumption Agreement with Stearns Bank National Association. Under the Agreement, the Bank agreed to sell certain assets associated with VersaBank USA’s branch located at <em style="font: inherit;">580</em> Main Street, Holdingford, Minnesota, to Stearns Bank National Association, which also agreed to assume certain deposit liabilities related to that location. The timing and financial impact to the Bank relating to this deal are still to be determined due to uncertainty relating to regulatory approvals.